COST METHOD INVESTMENTS	9 Months Ended
Sep. 30, 2014
COST METHOD INVESTMENTS
COST METHOD INVESTMENTS

7.COST METHOD INVESTMENTS

In April 2008, the Group invested $29 for 16.67% of equity interest in Wuhan Lianzhong Digital Film Technology Co., Ltd. (“Wuhan Lianzhong”), a company established in the PRC that is mainly engaged in digital film production and distribution.

In October 2011, the Group invested $63 for 10% of equity interest in Zhongda Helian Marketing Consulting Co., Ltd. (“Zhongda Helian”), a company established in the PRC that is mainly engaged in economic and trade advisory services. In June 2014, the Group received $64 cash dividend income from Zhongda Helian.

In January 2012, the Group invested $1,200 for 15.67% of equity interest in China Lion Entertainment Limited (“China Lion”), a company established in the United States that is mainly engaged in film distribution in North America. In October 2013, China Lion increased its share capital, and the Group invested additional $180, resulting in a 15% of equity interests in China Lion.

These investments are accounted for using the cost method of accounting as the Group has no significant influence over the operation of Wuhan Lianzhong, Zhongda Helian or China Lion. There was no impairment of the cost method investment recognized for the nine months ended September 30, 2013 and September 30, 2014, respectively.